STOCKHOLDERS' DEFICIT (Tables)	12 Months Ended
Dec. 31, 2021
Stockholder's Deficit
Subscription Payable
Unissued shares for TPT consulting agreements	625,000
Shares receivable under terminated acquisition agreement	(3,096,181)
Net commitment	(2,471,181)

Stock Option Activity
	Options Outstanding	Vested	Vesting Period	Exercise Price Outstanding and Exercisable	Expiration Date
December 31, 2019	3,000,000	3,000,000	12 to 18 months	$0.10	3-1-20 to 3-21-21
Expired	(2,000,000)
December 31, 2020	1,000,000	1,000,000	12 months	$0.10	3-21-21
Expired	(1,000,000)
December 31, 2021	-	-	-	-	-

Assumptions
(1)	Dividend yield of 0%
(2)	expected annual volatility of 307% - 311%
(3)	discount rate of 2.2% to 2.3%
(4)	expected life of 2 years, and
(5)	estimated fair value of the Company’s common $0.125 to $0.155 per share.